Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of intangible assets material to entity [line items]
Summary of goodwill and intangible asset

		Customer-	Network -
		related	related
		intangible	intangible
	Goodwill	assets	assets	Licenses	Software	Total
	$’000	$’000	$’000	$’000	$’000	$’000
Cost
At January 1, 2020	518,392	496,990	43,556	14,592	20,902	1,094,432
Additions during the year	—	—	—	4	2,460	2,464
Additions through business combinations (note 31)	232,030	324,290	36,831	—	33	593,184
Disposals	—	—	—	(1)	(475)	(476)
Exchange difference	(93,915)	(88,846)	(6,835)	1,201	(829)	(189,224)
At December 31, 2020	656,507	732,434	73,552	15,796	22,091	1,500,380

At January 1, 2021	656,507	732,434	73,552	15,796	22,091	1,500,380
Additions during the year	—	—	—	3,145	1,909	5,054
Additions through business combinations (note 31)*	156,817	191,332	38,205	—	1,035	387,389
Disposals	—	—	—	(18)	(723)	(741)
Exchange difference	(33,177)	(46,002)	(4,555)	(1,217)	(514)	(85,465)
At December 31, 2021*	780,147	877,764	107,202	17,706	23,798	1,806,617

At January 1, 2022	780,147	877,764	107,202	17,706	23,798	1,806,617
Additions during the year	—	—	—	14,772	6,413	21,185
Additions through business combinations (note 31)	115,686	178,257	71,028	—	—	364,971
Disposals	—	—	—	(4)	(395)	(399)
Exchange difference	(13,254)	(18,723)	(4,679)	(1,886)	(572)	(39,114)
At December 31, 2022	882,579	1,037,298	173,551	30,588	29,244	2,153,260

Accumulated amortization and impairment
At January 1, 2020	251	89,885	15,955	5,067	15,501	126,659
Charge for the year	—	26,921	4,070	871	3,553	35,415
Disposals	—	—	—	—	(475)	(475)
Exchange difference	—	(7,091)	(1,003)	518	(740)	(8,316)
At December 31, 2020	251	109,715	19,022	6,456	17,839	153,283

At January 1, 2021	251	109,715	19,022	6,456	17,839	153,283
Charge for the year	—	29,037	4,237	978	3,914	38,166
Disposals	—	—	—	(15)	(726)	(741)
Exchange difference	—	(7,184)	(1,374)	(542)	(616)	(9,716)
At December 31, 2021	251	131,568	21,885	6,877	20,411	180,992

At January 1, 2022	251	131,568	21,885	6,877	20,411	180,992
Charge for the year	—	36,169	6,936	2,598	1,627	47,330
Impairment charge for the year**	121,596	—	—	—	—	121,596
Disposals	—	—	—	(4)	(394)	(398)
Exchange difference	404	(8,335)	(1,245)	(395)	(313)	(9,884)
At December 31, 2022	122,251	159,402	27,576	9,076	21,331	339,636

Net book value

At December 31, 2020	656,256	622,719	54,530	9,340	4,252	1,347,097

At December 31, 2021	779,896	746,196	85,317	10,829	3,387	1,625,625

At December 31, 2022	760,328	877,896	145,975	21,512	7,913	1,813,624

Schedule of classification of intangible asset amortization expenses

	2022	2021	2020
	$’000	$'000	$'000

Cost of sales (note 7)	42,050	34,051	32,503
Administrative expenses (note 8)	5,280	4,115	2,912
	47,330	38,166	35,415

Summary of goodwill allocation for each CGU

				Effects of
		Additions through		movements in
	Opening	business combinations		exchange rates	Closing
	balance	(note 31)	Impairment	and other movements	balance
	$'000	$'000	$'000	$'000	$'000
2022
IHS Nigeria Limited	59,768	—	—	(3,432)	56,336
INT Towers Limited	214,775	—	—	(12,316)	202,459
IHS Towers NG Limited	43,138	—	—	(2,476)	40,662
IHS Cameroon S.A.	44,388	—	—	(2,647)	41,741
IHS Côte d’Ivoire S.A.	22,012	—	—	(1,311)	20,701
IHS Zambia Limited	50,709	—	—	(3,991)	46,718
IHS Rwanda Limited	11,867	—	—	(681)	11,186
IHS Kuwait Limited	12,369	—	—	(146)	12,223
IHS South Africa Proprietary Limited	—	61,045	—	(5,273)	55,772
IHS Latam tower businesses	241,451	54,641	(121,596)	13,076	187,572
I-Systems	79,419	—	—	5,539	84,958
	779,896	115,686	(121,596)	(13,658)	760,328
2021
IHS Nigeria Limited	63,374	—	—	(3,606)	59,768
INT Towers Limited	227,715	—	—	(12,940)	214,775
IHS Towers NG Limited	45,741	—	—	(2,603)	43,138
IHS Cameroon S.A.	48,170	—	—	(3,782)	44,388
IHS Côte d’Ivoire S.A.	23,888	—	—	(1,876)	22,012
IHS Zambia Limited	39,907	—	—	10,802	50,709
IHS Rwanda Limited	12,319	—	—	(452)	11,867
IHS Kuwait Limited	13,142	—	—	(773)	12,369
IHS Latam tower businesses	182,000	75,034	—	(15,583)	241,451
I-Systems*	—	81,783	—	(2,364)	79,419
	656,256	156,817	—	(33,177)	779,896
2020
IHS Nigeria Limited	71,297	—	—	(7,923)	63,374
INT Towers Limited	256,149	—	—	(28,434)	227,715
IHS Towers NG Limited	51,460	—	—	(5,719)	45,741
IHS Cameroon S.A.	43,933	—	—	4,237	48,170
IHS Côte d’Ivoire S.A.	21,787	—	—	2,101	23,888
IHS Zambia Limited	60,529	—	—	(20,622)	39,907
IHS Rwanda Limited	12,986	—	—	(667)	12,319
IHS Kuwait Limited	—	13,143	—	(1)	13,142
IHS Latam tower businesses	—	218,887	—	(36,887)	182,000
	518,141	232,030	—	(93,915)	656,256

Schedule of key assumptions to which the value-in-use calculations are most sensitive

	Pre-tax weighted average cost	Terminal	Tenancy				Gross margins excluding depreciation &
	of capital	growth rate	Ratio*				amortization*
2022
IHS Nigeria Limited	24.4%	3.2%	3.76	x -	7.74	x	62.5	% -	78.7%
INT Towers Limited	25.4%	3.2%	3.93	x -	4.79	x	61.7	% -	74.0%
IHS Towers NG Limited	24.9%	3.2%	3.65	x -	4.73	x	65.3	% -	72.3%
IHS Cameroon S.A.	13.7%	4.0%	2.56	x -	3.10	x	56.6	% -	65.5%
IHS Côte d’Ivoire S.A.	11.0%	4.0%	3.35	x -	4.00	x	54.8	% -	61.5%
IHS Zambia Limited	30.2%	4.0%	2.61	x -	3.24	x	65.4	% -	72.8%
IHS Rwanda Limited	18.1%	4.0%	2.04	x -	2.64	x	69.0	% -	73.2%
IHS South Africa Proprietary Limited	13.9%	3.3%	1.25	x -	2.28	x	42.9	% -	66.4%
IHS Kuwait Limited	6.3%	3.6%	1.01	x -	1.53	x	56.6	% -	62.6%

2021
IHS Nigeria Limited	16.1%	2.7%	3.32	x -	5.18	x	64.2	% -	79.7%
INT Towers Limited	16.0%	2.7%	3.56	x -	4.98	x	67.4	% -	74.9%
IHS Towers NG Limited	16.5%	2.7%	3.63	x -	4.44	x	52.3	% -	63.1%
IHS Cameroon S.A.	12.1%	3.2%	2.37	x -	2.89	x	57.8	% -	64.6%
IHS Côte d’Ivoire S.A.	9.8%	3.2%	3.45	x -	4.46	x	53.8	% -	63.5%
IHS Zambia Limited	24.1%	2.0%	2.40	x -	3.30	x	65.2	% -	74.6%
IHS Rwanda Limited	15.5%	3.2%	2.04	x -	2.97	x	67.0	% -	73.3%
IHS Kuwait Limited	6.0%	2.9%	1.00	x -	1.46	x	52.4	% -	64.9%

2020
IHS Nigeria Limited	22.6%	2.7%	2.59	x -	4.55	x	67.8	% -	82.1%
INT Towers Limited	22.5%	2.7%	2.87	x -	5.22	x	73.7	% -	79.9%
IHS Towers NG Limited	23.2%	2.7%	2.80	x -	3.02	x	64.4	% -	69.9%
IHS Cameroon S.A.	13.8%	3.2%	2.61	x -	3.16	x	55.9	% -	61.0%
IHS Côte d’Ivoire S.A.	10.0%	3.2%	3.44	x -	4.56	x	57.5	% -	61.6%
IHS Zambia Limited	32.2%	3.2%	2.21	x -	2.93	x	68.4	% -	75.8%
IHS Rwanda Limited	17.0%	3.2%	2.13	x -	2.60	x	65.9	% -	69.8%
IHS Kuwait Limited	5.0%	2.8%	1.00	x -	1.46	x	45.3	% -	59.2%

*     Tenancy ratios and gross margins (excluding depreciation & amortization) disclosed are for the forecast period 2023 – 2027. The tenancy ratios refer to the average number of tenants plus lease amendments (also including extra power and space) per tower that is owned or operated across a tower portfolio at a given point in time.

Schedule of possible changes for key assumptions, that would cause the carrying amount to exceed the recoverable amount resulting in an impairment

IHS
	IHS Nigeria	INT Towers	IHS Towers	Cameroon	IHS Côte	IHS Zambia	IHS Rwanda	IHS Kuwait
	Limited	Limited	NG Limited	S.A.	d’Ivoire S.A.	Limited	Limited	Limited
% Rise in discount rate	Increase by 41.8pp	Increase by 19.4pp	Increase by 5.6pp	Increase by 3.2pp	Increase by 9.5pp	Increase by 4.2pp	Increase by 7.7pp	Increase by 3.3pp
Decrease in tenancy ratio	Decrease by an average of 3.5x over 4 years	Decrease by an average of 1.5x over 4 years	Decrease by an average of 0.8x over 4 years	Decrease by an average of 0.42x over 4 years	Decrease by an average of 1.31x over 4 years	Decrease by an average of 0.27x over 4 years	Decrease by an average of 0.61x over 4 years	Decrease by an average of 0.51x over 4 years
Gross margin (excluding depreciation and amortization)	Decrease by an average of 44.1pp over 4 years	Decrease by an average of 26.5pp over 4 years	Decrease by an average of 11.9pp over 4 years	Decrease by an average of 12.1pp over 4 years	Decrease by an average of 28.4pp over 4 years	Decrease by an average of 7.8pp over 4 years	Decrease by an average of 21.6pp over 4 years	Decrease by an average of 27.9pp over 4 years
Decrease in terminal growth rate	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%	Decrease to less than 0%

Schedule of sensitivities to key assumption for fair value less costs of disposals calculation

2022	Discount rate	Terminal growth rate	Tenancy growth*	Homes connected	Cost of disposal
IHS Latam tower businesses	10.1%	4.1%	9.8%	n.a	0.5%
I-Systems	9.6%	4.3%	n.a	1 million - 3.6 million	0.5%

*Tenancy growth disclosed is for the average annual growth rate for tenancies over the forecast period 2023 – 2032.

IHS Latam Group
Disclosure of intangible assets material to entity [line items]
Schedule of scenarios that would increase the impairment charge recognised

	1% increase	1% decrease	15% decrease
	in post tax	in terminal	in tenancy
	discount rate	growth rate	growth
	$'000	$'000	$'000
Latam Towers businesses	174,000	108,000	113,000

Disclosure of level 3 fair value measurement inputs used in calculation of recoverable amount

The fair value measurement was categorized as a Level 3 fair value based on the inputs in the valuation technique used.

Valuation technique	Significant unobservable inputs	Sensitivity of the input to fair value (movement in input value which would cause the carrying amount to exceed the recoverable amount resulting in an impairment)
Recent transactions, Tower cash flow market multiples	● Monthly tower cash flow: $2.6 million (2020: $1.6 million) ● Multiple: 22.0x (2020: 22.0x) ● Costs of disposal: 0.82% of enterprise value (2020: 1.2%)	● Decrease by $327,000 ● Decrease by 2.63x ● Increase by 11.95% of enterprise value

I-Systems Solues de Infraestrutura S.A.
Disclosure of intangible assets material to entity [line items]
Schedule of scenarios that would increase the impairment charge recognised

	% rise in	% decrease in	% decrease in
	discount	homes	terminal
	rate	connected	growth rate
I-Systems	2.2%	45.0%	3.8%

IHS South Africa Proprietary Limited
Disclosure of intangible assets material to entity [line items]
Schedule of impairment of cash generating units from reasonably possible changes in key assumptions

	1% increase	1% decrease	50% decrease	10% decrease
	in post-tax	in terminal	in tenancy	in gross
	discount rate	growth rate	growth	margin
	$'000	$'000	$'000	$'000
IHS South Africa Proprietary Limited	68,724	45,732	155,908	77,017